RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenues
Power purchase and revenue agreements	$ (8)	$ (32)	$ 8	$ 12
Direct operating costs
Energy marketing fee & other services	(5)	(4)	(5)	(5)
Total related party direct operating costs
Interest expense
Borrowings	(13)	(7)	(27)	(12)
Contract balance accretion	(9)	(7)	(17)	(15)
Total interest expense	(22)	(14)	(44)	(27)
Other
Distribution income	1	4	3	5
Other related party services	2	1	3	1
Financial instrument gain	0	4	2	9
Management service costs	$ (53)	$ (55)	$ (98)	$ (112)